Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Building	12,824,343	13,115,540
Electronic equipment and office furniture	2,051,517	3,803,479
Vehicle	457,594	743,548
Leasehold improvements	285,353	471,327
Property and equipment	15,618,807	18,133,894
Less: Accumulated depreciation	(1,656,414)	(3,157,076)
Property and equipment, net	13,962,393	14,976,818